Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (3.5%)
	Telephone & Data Systems Inc.	238,594	4,700
*	TripAdvisor Inc.	262,442	4,679
*	Cinemark Holdings Inc.	263,815	3,760
*	Lumen Technologies Inc.	2,456,685	3,218
	John Wiley & Sons Inc. Class A	103,719	3,133
*	Yelp Inc. Class A	70,363	3,076
	Cogent Communications Holdings Inc.	43,475	2,776
	Shenandoah Telecommunications Co.	122,530	2,729
	Scholastic Corp.	67,947	2,581
*	Cargurus Inc. Class A	105,774	2,287
*	DISH Network Corp. Class A	604,723	2,213
*	Madison Square Garden Sports Corp.	9,739	1,648
	Shutterstock Inc.	30,523	1,340
*	Thryv Holdings Inc.	74,202	1,320
*	AMC Networks Inc. Class A	74,139	1,130
*	EW Scripps Co. Class A	143,254	990
	Marcus Corp.	60,003	835
*	Consolidated Communications Holdings Inc.	181,995	783
*	QuinStreet Inc.	60,042	750
*	Gogo Inc.	52,576	527
			44,475
Consumer Discretionary (20.1%)
	Meritage Homes Corp.	89,589	12,659
	Group 1 Automotive Inc.	34,241	9,659
*	Abercrombie & Fitch Co. Class A	122,009	9,259
	Signet Jewelers Ltd.	110,663	9,094
	American Eagle Outfitters Inc.	452,323	8,608
	Advance Auto Parts Inc.	144,866	7,358
*	M/I Homes Inc.	67,742	7,148
	Newell Brands Inc.	928,705	7,086
*	Tri Pointe Homes Inc.	241,232	7,039
	Kontoor Brands Inc.	121,725	6,691
	Steven Madden Ltd.	172,530	6,542
	MDC Holdings Inc.	145,330	6,432
	Kohl's Corp.	269,523	6,320
*	LGI Homes Inc.	49,929	5,895
*	Asbury Automotive Group Inc.	27,578	5,786
	Foot Locker Inc.	199,144	5,363
*	Victoria's Secret & Co.	188,031	5,067
	Academy Sports & Outdoors Inc.	98,753	5,024
	Century Communities Inc.	69,450	5,010

		Shares	Market Value ($000)
*	Urban Outfitters Inc.	137,809	4,920
*	Sonos Inc.	312,616	4,721
	Patrick Industries Inc.	50,881	4,174
	Dana Inc.	313,086	4,136
*	Brinker International Inc.	107,961	3,888
*	ODP Corp.	82,533	3,759
	La-Z-Boy Inc.	105,488	3,712
	Cracker Barrel Old Country Store Inc.	53,988	3,624
	Cheesecake Factory Inc.	114,978	3,605
	LCI Industries	30,863	3,349
	Upbound Group Inc.	111,872	3,256
*	Frontdoor Inc.	93,980	3,226
*	Hanesbrands Inc.	852,776	3,104
	Installed Building Products Inc.	19,541	2,941
	Phinia Inc.	114,569	2,922
	Papa John's International Inc.	43,885	2,863
*	G-III Apparel Group Ltd.	98,891	2,845
*	Shake Shack Inc. Class A	42,948	2,601
	Winnebago Industries Inc.	39,767	2,570
*	Sally Beauty Holdings Inc.	262,682	2,540
	Caleres Inc.	83,106	2,523
*	Six Flags Entertainment Corp.	99,514	2,478
*	iRobot Corp.	67,262	2,429
*	Chico's FAS Inc.	300,904	2,269
	Monro Inc.	76,589	2,215
*	Vista Outdoor Inc.	77,761	2,194
*	Boot Barn Holdings Inc.	28,511	2,089
	Bloomin' Brands Inc.	89,153	2,081
	Strategic Education Inc.	23,074	2,053
	Sonic Automotive Inc. Class A	38,808	1,990
*	American Axle & Manufacturing Holdings Inc.	285,298	1,986
*	Sabre Corp.	502,243	1,773
*	BJ's Restaurants Inc.	57,382	1,717
	Wolverine World Wide Inc.	193,831	1,661
	Standard Motor Products Inc.	45,546	1,638
*	Dave & Buster's Entertainment Inc.	36,777	1,509
*	National Vision Holdings Inc.	79,837	1,473
	Guess? Inc.	66,564	1,466
*	MarineMax Inc.	48,603	1,450
*	Gentherm Inc.	31,365	1,440
	Designer Brands Inc. Class A	120,040	1,397
*	America's Car-Mart Inc.	14,525	1,160
	Shoe Carnival Inc.	43,991	1,069
	Perdoceo Education Corp.	59,175	1,031
	Movado Group Inc.	38,070	996
	Oxford Industries Inc.	10,807	977
	Hibbett Inc.	14,597	913
	Buckle Inc.	22,511	868
*	Mister Car Wash Inc.	108,039	787
*	Leslie's Inc.	157,023	774
	Sturm Ruger & Co. Inc.	16,852	741
	Golden Entertainment Inc.	20,586	734
*	Chuy's Holdings Inc.	20,205	711
	Dine Brands Global Inc.	15,169	659
*	Sleep Number Corp.	51,206	519
	Haverty Furniture Cos. Inc.	15,883	498
			257,064

		Shares	Market Value ($000)
Consumer Staples (3.4%)
	Energizer Holdings Inc.	162,033	4,997
	PriceSmart Inc.	62,814	4,233
	Universal Corp.	60,060	3,379
	WD-40 Co.	11,572	2,799
*	TreeHouse Foods Inc.	66,285	2,698
*	Hain Celestial Group Inc.	218,032	2,305
	Edgewell Personal Care Co.	64,402	2,242
	Andersons Inc.	42,982	2,143
*	United Natural Foods Inc.	142,828	2,078
	Nu Skin Enterprises Inc. Class A	121,770	2,073
	Vector Group Ltd.	180,960	1,938
*	Central Garden & Pet Co. Class A	52,025	1,887
	SpartanNash Co.	84,689	1,878
	Fresh Del Monte Produce Inc.	82,097	1,872
	B&G Foods Inc.	176,216	1,628
*	USANA Health Sciences Inc.	27,285	1,290
	Calavo Growers Inc.	43,151	936
*	Chefs' Warehouse Inc.	32,635	878
*	National Beverage Corp.	18,201	865
	WK Kellogg Co.	72,240	809
	John B Sanfilippo & Son Inc.	8,521	784
*	Central Garden & Pet Co.	12,011	487
			44,199
Energy (4.0%)
	California Resources Corp.	112,155	5,743
	Liberty Energy Inc. Class A	264,512	5,251
	Archrock Inc.	335,603	4,863
*	Par Pacific Holdings Inc.	136,910	4,692
	Helmerich & Payne Inc.	101,771	3,687
*	Green Plains Inc.	145,076	3,609
*	Helix Energy Solutions Group Inc.	345,476	3,220
	World Kinect Corp.	146,684	3,086
	Patterson-UTI Energy Inc.	249,978	2,927
*	Callon Petroleum Co.	68,098	2,129
*	ProPetro Holding Corp.	211,645	1,928
*	Talos Energy Inc.	112,650	1,568
*	Bristow Group Inc. Class A	58,371	1,503
*	Oceaneering International Inc.	68,773	1,421
*	Oil States International Inc.	155,422	1,071
	Core Laboratories Inc.	59,167	1,048
	CVR Energy Inc.	31,973	1,016
*	US Silica Holdings Inc.	78,945	891
*	Dril-Quip Inc.	39,164	870
*	Nabors Industries Ltd.	7,002	608
			51,131
Financials (19.8%)
	Radian Group Inc.	383,617	9,863
	Lincoln National Corp.	413,418	9,831
[1]	Blackstone Mortgage Trust Inc. Class A	419,912	9,314
	Walker & Dunlop Inc.	81,270	6,828
*	Genworth Financial Inc. Class A	1,128,413	6,646
	WSFS Financial Corp.	148,820	5,740
[1]	Arbor Realty Trust Inc.	454,505	5,672
	Pacific Premier Bancorp Inc.	233,770	5,265
	BankUnited Inc.	181,367	5,004
	Simmons First National Corp. Class A	307,729	4,921

		Shares	Market Value ($000)
	Assured Guaranty Ltd.	66,434	4,512
	Jackson Financial Inc. Class A	87,048	4,155
*	American Equity Investment Life Holding Co.	72,347	3,991
	Ready Capital Corp.	385,049	3,935
	Moelis & Co. Class A	82,748	3,926
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	156,659	3,793
	Renasant Corp.	136,831	3,727
	Navient Corp.	213,312	3,654
*	NCR Atleos Corp.	163,103	3,623
	Bread Financial Holdings Inc.	122,387	3,439
	Apollo Commercial Real Estate Finance Inc.	316,923	3,416
	Atlantic Union Bankshares Corp.	111,526	3,409
	Independent Bank Group Inc.	87,554	3,387
	Horace Mann Educators Corp.	99,540	3,331
	Hilltop Holdings Inc.	112,626	3,317
	Two Harbors Investment Corp.	234,383	3,249
	Cathay General Bancorp	86,643	3,178
	Stewart Information Services Corp.	66,647	3,149
	Artisan Partners Asset Management Inc. Class A	83,430	3,141
*	Enova International Inc.	75,029	3,091
*	PROG Holdings Inc.	111,396	3,037
	PennyMac Mortgage Investment Trust	211,424	2,968
	Independent Bank Corp.	51,640	2,945
	First Hawaiian Inc.	149,309	2,934
	Fulton Financial Corp.	203,923	2,902
	Hope Bancorp Inc.	292,526	2,867
	Provident Financial Services Inc.	184,155	2,803
	Bank of Hawaii Corp.	47,452	2,756
*	NMI Holdings Inc. Class A	98,264	2,702
	Ameris Bancorp	61,794	2,631
	Franklin BSP Realty Trust Inc.	200,357	2,621
*	Encore Capital Group Inc.	57,236	2,564
	United Community Banks Inc.	101,423	2,500
	Community Bank System Inc.	56,111	2,489
	Mercury General Corp.	64,777	2,413
*	SiriusPoint Ltd.	215,624	2,303
*	Axos Financial Inc.	58,830	2,251
	Seacoast Banking Corp. of Florida	95,432	2,218
	PacWest Bancorp	290,260	2,189
	Ellington Financial Inc.	165,757	2,155
	First Financial Bancorp	104,353	2,109
	Brookline Bancorp Inc.	216,188	2,060
	EVERTEC Inc.	55,152	2,039
	WaFd Inc.	74,168	1,983
	Redwood Trust Inc.	278,339	1,979
	New York Mortgage Trust Inc.	222,449	1,955
*	Payoneer Global Inc.	359,312	1,861
*	Goosehead Insurance Inc. Class A	25,047	1,835
*	Donnelley Financial Solutions Inc.	30,376	1,793
	KKR Real Estate Finance Trust Inc.	141,501	1,777
*	PRA Group Inc.	95,644	1,772
	Eagle Bancorp Inc.	72,913	1,731
	Capitol Federal Financial Inc.	308,750	1,664
	Northwest Bancshares Inc.	148,760	1,657
*	Ambac Financial Group Inc.	110,326	1,627
	Virtus Investment Partners Inc.	8,146	1,594
	ProAssurance Corp.	126,900	1,570
*	Customers Bancorp Inc.	34,172	1,540

		Shares	Market Value ($000)
	First Commonwealth Financial Corp.	112,288	1,501
	Banc of California Inc.	126,915	1,467
	FB Financial Corp.	42,653	1,431
*	Triumph Financial Inc.	20,549	1,395
	Veritex Holdings Inc.	67,274	1,288
	First Bancorp	39,872	1,250
	HCI Group Inc.	14,669	1,243
	Safety Insurance Group Inc.	15,507	1,193
	Employers Holdings Inc.	31,067	1,190
	Central Pacific Financial Corp.	65,983	1,159
	United Fire Group Inc.	51,685	1,080
	Trustmark Corp.	46,172	1,058
*	EZCORP Inc. Class A	126,988	1,041
	National Bank Holdings Corp. Class A	31,294	1,033
	AMERISAFE Inc.	21,044	1,013
	Berkshire Hills Bancorp Inc.	45,109	944
*	World Acceptance Corp.	8,313	926
	Pathward Financial Inc.	17,915	888
*	Green Dot Corp. Class A	109,735	880
	James River Group Holdings Ltd.	91,690	823
	Southside Bancshares Inc.	29,719	815
	S&T Bancorp Inc.	28,924	810
	WisdomTree Inc.	122,559	798
	Brightsphere Investment Group Inc.	37,857	661
	Tompkins Financial Corp.	10,915	578
	Invesco Mortgage Capital Inc.	59,339	475
	Northfield Bancorp Inc.	43,827	418
	TrustCo Bank Corp.	15,582	418
[1]	B. Riley Financial Inc.	20,527	378
			253,455
Health Care (8.0%)
*	Integer Holdings Corp.	81,190	7,081
	Organon & Co.	622,842	7,051
*	Fortrea Holdings Inc.	215,936	6,357
	Select Medical Holdings Corp.	254,100	5,743
*	NeoGenomics Inc.	310,929	5,650
*	RadNet Inc.	147,007	4,885
	Premier Inc. Class A	214,767	4,422
*	ICU Medical Inc.	49,404	4,336
	CONMED Corp.	38,224	4,100
*	Myriad Genetics Inc.	199,601	3,810
*	Owens & Minor Inc.	186,537	3,708
*	Omnicell Inc.	110,205	3,676
*	Apollo Medical Holdings Inc.	102,528	3,407
*	Glaukos Corp.	39,140	2,501
*	Avanos Medical Inc.	114,322	2,464
*	Schrodinger Inc.	74,491	2,316
*	Prestige Consumer Healthcare Inc.	36,241	2,078
*	Varex Imaging Corp.	98,549	1,858
*	Vericel Corp.	49,957	1,775
*	Pediatrix Medical Group Inc.	201,697	1,690
*	Artivion Inc.	95,005	1,685
*	CorVel Corp.	7,741	1,617
*	Certara Inc.	109,656	1,580
	Embecta Corp.	73,748	1,353
*	OraSure Technologies Inc.	179,011	1,310
*	Enhabit Inc.	121,627	1,297
*	Tandem Diabetes Care Inc.	63,292	1,281

		Shares	Market Value ($000)
*	Ironwood Pharmaceuticals Inc. Class A	123,452	1,222
	US Physical Therapy Inc.	14,228	1,210
*	STAAR Surgical Co.	37,847	1,187
*	ModivCare Inc.	30,077	1,136
*	Ligand Pharmaceuticals Inc.	18,403	1,073
*	Orthofix Medical Inc.	89,182	985
*	Cytek Biosciences Inc.	135,699	942
*	ANI Pharmaceuticals Inc.	18,659	929
*	Community Health Systems Inc.	310,174	797
	LeMaitre Vascular Inc.	14,982	790
*	Fulgent Genetics Inc.	27,270	752
	HealthStream Inc.	21,103	528
	Simulations Plus Inc.	12,750	500
	Phibro Animal Health Corp. Class A	49,418	474
	Mesa Laboratories Inc.	4,699	401
*	Agiliti Inc.	47,865	386
*	Avid Bioservices Inc.	46,748	238
			102,581
Industrials (15.0%)
	John Bean Technologies Corp.	77,594	8,016
	ArcBest Corp.	58,553	6,979
*	GMS Inc.	99,370	6,721
	ABM Industries Inc.	161,199	6,608
*	RXO Inc.	285,105	5,976
*	Resideo Technologies Inc.	359,841	5,912
*	AAR Corp.	81,016	5,614
*	Gibraltar Industries Inc.	74,153	4,982
	Granite Construction Inc.	107,055	4,919
*	SkyWest Inc.	102,495	4,846
	MillerKnoll Inc.	184,490	4,760
	Kennametal Inc.	194,294	4,529
	HNI Corp.	113,451	4,433
*	Masterbrand Inc.	311,172	4,176
*	CoreCivic Inc.	276,850	4,006
*	OPENLANE Inc.	266,764	3,900
	Tennant Co.	45,298	3,878
	Moog Inc. Class A	27,299	3,822
*	Hayward Holdings Inc.	306,454	3,613
*	SPX Technologies Inc.	42,226	3,602
*	JetBlue Airways Corp.	812,064	3,589
	Korn Ferry	67,941	3,515
	Barnes Group Inc.	123,391	3,255
*	Hub Group Inc. Class A	42,118	3,182
*	GEO Group Inc.	307,316	3,119
	AZZ Inc.	60,963	2,998
	Arcosa Inc.	40,407	2,998
*	American Woodmark Corp.	39,911	2,890
	Greenbrier Cos. Inc.	75,268	2,838
	UniFirst Corp.	15,091	2,605
*	NOW Inc.	260,120	2,593
	Matthews International Corp. Class A	74,260	2,536
*	MYR Group Inc.	20,364	2,534
	Allegiant Travel Co.	36,862	2,525
*	Dycom Industries Inc.	22,872	2,376
*	Proto Labs Inc.	63,624	2,303
	Brady Corp. Class A	39,163	2,204
	ESCO Technologies Inc.	20,113	2,112
*	Triumph Group Inc.	186,925	2,092

		Shares	Market Value ($000)
	Trinity Industries Inc.	81,802	2,042
	Deluxe Corp.	106,323	1,945
	Powell Industries Inc.	22,261	1,851
*	Mercury Systems Inc.	52,424	1,798
*	Healthcare Services Group Inc.	180,857	1,756
*	3D Systems Corp.	325,276	1,737
	Astec Industries Inc.	55,432	1,723
*	Viad Corp.	50,815	1,692
	Kelly Services Inc. Class A	78,168	1,625
	Pitney Bowes Inc.	373,305	1,508
	Interface Inc. Class A	141,562	1,431
	Kaman Corp.	68,731	1,393
	Heidrick & Struggles International Inc.	48,647	1,322
	Enerpac Tool Group Corp. Class A	46,370	1,266
	Alamo Group Inc.	6,773	1,244
	Standex International Corp.	9,238	1,236
*	Enviri Corp.	194,375	1,147
*	Vicor Corp.	31,169	1,140
	Quanex Building Products Corp.	34,558	1,064
	Resources Connection Inc.	77,649	1,056
	Wabash National Corp.	48,124	1,055
*	TrueBlue Inc.	75,628	1,054
	Apogee Enterprises Inc.	23,012	1,038
*	DXP Enterprises Inc.	33,442	979
	National Presto Industries Inc.	12,775	955
	Insteel Industries Inc.	25,595	871
*	Forrester Research Inc.	28,140	680
	Heartland Express Inc.	38,987	523
*	Liquidity Services Inc.	24,392	467
	TTEC Holdings Inc.	22,997	431
*,1	SunPower Corp.	91,577	380
			191,965
Information Technology (8.5%)
*	DXC Technology Co.	499,996	11,565
*	Insight Enterprises Inc.	73,690	11,158
*	Itron Inc.	110,800	7,466
*	FormFactor Inc.	189,259	7,112
*	ACI Worldwide Inc.	264,659	7,077
*	Rogers Corp.	40,835	5,284
	Xerox Holdings Corp.	275,685	3,857
*	TTM Technologies Inc.	253,194	3,801
*	Sanmina Corp.	75,321	3,774
*	Viasat Inc.	181,399	3,710
*	Knowles Corp.	222,187	3,526
*	Semtech Corp.	155,893	2,552
*	LiveRamp Holdings Inc.	72,607	2,408
	Adeia Inc.	260,189	2,391
*	Envestnet Inc.	61,564	2,341
*	OSI Systems Inc.	18,380	2,266
*	Perficient Inc.	36,492	2,258
	Benchmark Electronics Inc.	86,985	2,170
*	ePlus Inc.	34,151	2,168
*	SiTime Corp.	19,181	2,121
*	Viavi Solutions Inc.	260,391	2,104
*	SMART Global Holdings Inc.	122,064	2,034
*	ScanSource Inc.	60,710	2,030
*	Ichor Holdings Ltd.	71,324	1,864
*	Cerence Inc.	98,315	1,700

		Shares	Market Value ($000)
	PC Connection Inc.	27,527	1,641
*	Ultra Clean Holdings Inc.	48,991	1,330
*	Cohu Inc.	39,425	1,251
*	Xperi Inc.	106,087	1,095
*	Arlo Technologies Inc.	114,086	1,037
	Methode Electronics Inc.	42,153	1,000
*	N-able Inc.	54,094	644
*	Corsair Gaming Inc.	46,198	596
*	CEVA Inc.	22,225	484
*	OneSpan Inc.	44,218	444
*	Digital Turbine Inc.	78,562	365
	ADTRAN Holdings Inc.	52,843	276
*	Consensus Cloud Solutions Inc.	14,503	267
			109,167
Materials (4.7%)
	Carpenter Technology Corp.	118,327	8,379
	Sensient Technologies Corp.	102,981	5,967
*	ATI Inc.	119,098	5,234
	Minerals Technologies Inc.	79,325	4,969
	HB Fuller Co.	47,273	3,578
	Warrior Met Coal Inc.	55,785	3,122
*	O-I Glass Inc.	204,066	3,012
	Worthington Industries Inc.	37,862	2,715
	Alpha Metallurgical Resources Inc.	9,483	2,661
	Materion Corp.	21,639	2,448
	Koppers Holdings Inc.	50,880	2,298
	Compass Minerals International Inc.	82,249	1,997
	SunCoke Energy Inc.	204,240	1,901
	Sylvamo Corp.	37,302	1,875
	AdvanSix Inc.	66,346	1,734
	Mativ Holdings Inc.	133,350	1,560
	Stepan Co.	18,083	1,493
*	Clearwater Paper Corp.	40,745	1,429
	Olympic Steel Inc.	23,826	1,347
*	TimkenSteel Corp.	53,497	1,087
*	Century Aluminum Co.	126,229	992
	Mercer International Inc.	60,724	582
	Haynes International Inc.	10,149	498
			60,878
Real Estate (11.2%)
	Essential Properties Realty Trust Inc.	380,222	9,030
	LXP Industrial Trust	713,131	6,261
	Macerich Co.	524,617	6,017
	SITE Centers Corp.	438,646	5,786
	Phillips Edison & Co. Inc.	163,086	5,747
[1]	SL Green Realty Corp.	156,921	5,739
	Apple Hospitality REIT Inc.	337,068	5,619
	Sunstone Hotel Investors Inc.	504,954	4,989
	Douglas Emmett Inc.	406,374	4,966
	Highwoods Properties Inc.	257,567	4,881
	Outfront Media Inc.	354,025	4,330
	DiamondRock Hospitality Co.	510,941	4,251
	Global Net Lease Inc.	473,636	4,158
	Retail Opportunity Investments Corp.	307,144	3,953
	Pebblebrook Hotel Trust	293,689	3,744
	Acadia Realty Trust	232,017	3,508
*	Cushman & Wakefield plc	409,690	3,364

		Shares	Market Value ($000)
	Xenia Hotels & Resorts Inc.	261,444	3,192
	JBG SMITH Properties	229,392	3,147
	Alexander & Baldwin Inc.	177,065	2,966
	Service Properties Trust	403,292	2,884
	Tanger Inc.	115,366	2,880
	Elme Communities	214,104	2,813
	Easterly Government Properties Inc. Class A	227,746	2,655
	American Assets Trust Inc.	118,427	2,385
	Urban Edge Properties	140,532	2,354
	RPT Realty	194,617	2,261
	Safehold Inc.	109,121	2,149
	CareTrust REIT Inc.	92,143	2,127
	Kennedy-Wilson Holdings Inc.	184,785	2,097
	Centerspace	36,446	1,944
	Brandywine Realty Trust	419,488	1,871
	Hudson Pacific Properties Inc.	309,154	1,815
	Uniti Group Inc.	320,063	1,770
	Four Corners Property Trust Inc.	72,874	1,675
[1]	eXp World Holdings Inc.	136,631	1,655
	Summit Hotel Properties Inc.	262,277	1,642
*	Anywhere Real Estate Inc.	269,282	1,449
	Whitestone REIT	114,144	1,251
	Veris Residential Inc.	85,894	1,245
	Chatham Lodging Trust	119,147	1,181
	Getty Realty Corp.	40,143	1,181
	LTC Properties Inc.	35,178	1,147
	NexPoint Residential Trust Inc.	26,195	798
	Community Healthcare Trust Inc.	24,076	652
	Armada Hoffler Properties Inc.	57,816	635
	Saul Centers Inc.	13,434	496
	Universal Health Realty Income Trust	10,729	428
			143,088
Utilities (1.7%)
	Avista Corp.	186,477	6,331
	Otter Tail Corp.	39,643	3,025
	California Water Service Group	53,449	2,703
	Clearway Energy Inc. Class C	90,428	2,258
	American States Water Co.	27,943	2,233
	Chesapeake Utilities Corp.	17,430	1,666
	Northwest Natural Holding Co.	31,576	1,156
	Middlesex Water Co.	15,592	996
	Clearway Energy Inc. Class A	38,175	904
			21,272
Total Common Stocks (Cost $1,339,250)			1,279,275

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $15,817)	5.438%	158,196	15,818
Total Investments (101.1%) (Cost $1,355,067)				1,295,093
Other Assets and Liabilities—Net (-1.1%)				(14,096)
Net Assets (100%)				1,280,997
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,999,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,652,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	17	1,540	21

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.